Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Capitalized Costs, Along with the related Accumulated Depreciation and Allowances (Detail) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Argentina [member]
Disclosure of information about consolidated structured entities [Line Items]
Mineral property, wells and related equipment	$ 770,461	$ 621,717	$ 451,900
Support equipment and facilities	22,171	18,263	16,920
Drilling and work in progress	40,567	36,966	45,715
Unproved oil and gas properties	6,189	4,788	6,473
Total capitalized costs	839,388	681,734	521,008
Accumulated depreciation and valuation allowances	(600,086)	(473,814)	(327,579)
Net capitalized costs	239,302	207,920	193,429
Other foreign [Member]
Disclosure of information about consolidated structured entities [Line Items]
Mineral property, wells and related equipment			4,312
Unproved oil and gas properties	558	526	451
Total capitalized costs	558	526	4,763
Accumulated depreciation and valuation allowances			(3,811)
Net capitalized costs	558	526	952
Worldwide [Member]
Disclosure of information about consolidated structured entities [Line Items]
Mineral property, wells and related equipment	770,461	621,717	456,212
Support equipment and facilities	22,171	18,263	16,920
Drilling and work in progress	40,567	36,966	45,715
Unproved oil and gas properties	6,747	5,314	6,924
Total capitalized costs	839,946	682,260	525,771
Accumulated depreciation and valuation allowances	(600,086)	(473,814)	(331,390)
Net capitalized costs	$ 239,860	$ 208,446	$ 194,381